INCOME AND MINING TAXES - Changes in valuation allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Factors that Significantly Impact Effective Tax Rate
Deferred tax assets, valuation allowance	$ 2,815	$ 3,873
Consolidation of subsidiaries for tax purposes, ownership percentage considered	100.00%
Australian Amended Tax Return
Factors that Significantly Impact Effective Tax Rate
Change in valuation allowance	$ (41)